Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Service	$ 3,081	$ 3,384	$ 3,407
Equipment sales	909	647	495
Total operating revenues	3,990	4,031	3,902
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	760	775	770
Cost of equipment sold	1,081	1,053	1,193
Selling, general and administrative (including charges from affiliates of $94 million, $96 million and $91 million in 2016, 2015 and 2014)	1,480	1,494	1,592
Depreciation, amortization and accretion	618	607	606
(Gain) loss on asset disposals, net	22	16	21
(Gain) loss on sale of business and other exit costs, net		(114)	(33)
(Gain) loss on license sales and exchanges, net	(19)	(147)	(113)
Total operating expenses	3,942	3,684	4,036
Operating income (loss)	48	347	(134)
Investment and other income (expense)
Equity in earnings of unconsolidated entities	140	140	130
Interest and dividend income	6	2	3
Interest expense	(113)	(86)	(57)
Other, net	1	1	(1)
Total investment and other income	34	57	75
Income (loss) before income taxes	82	404	(59)
Income tax expense (benefit)	33	157	(12)
Net income (loss)	49	247	(47)
Less: Net income (loss) attributable to noncontrolling interests, net of tax	1	6	(4)
Net income (loss) attributable to U.S. Cellular shareholders	$ 48	$ 241	$ (43)
Basic weighted average shares outstanding	85	84	84
Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$ 0.56	$ 2.86	$ (0.51)
Diluted weighted average shares outstanding	85	85	84
Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$ 0.56	$ 2.84	$ (0.51)